Cover	Jan. 11, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 11, 2021
Entity File Number	1-11917
Entity Registrant Name	FBL Financial Group, Inc.
Entity Central Index Key	0001012771
Entity Tax Identification Number	42-1411715
Entity Incorporation, State or Country Code	IA
Entity Address, Address Line One	5400 University Avenue
Entity Address, City or Town	West Des Moines
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	50266-5997
City Area Code	515
Local Phone Number	225-5400
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, without par value
Trading Symbol	FFG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false